Loans receivables (Tables) - CubeBio Co., Ltd. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Entity Information [Line Items]
Schedule of terms and condition

				June 30, 2026		December 31, 2025
				(In thousands of Korean won)
	Currency	Nominal interest rate	Maturity	Face value	Carrying amount	Face value	Carrying amount
Short-term loans, net
Eun Jong Choi (*1)	KRW	4.60%	31-Dec-26	100,000	128,021	100,000	125,739
Eun Jong Choi (*1)	KRW	4.60%	31-Dec-26	40,000	51,208	40,000	50,296
CubeBio Holdings., Ltd. (*2)	KRW	4.60%	24-Sep-26	46,245	50,048	43,047	45,564
CubeBio Holdings., Ltd. (*2)	KRW	4.60%	28-Jan-27	5,704	5,811	-	-
Dongsung D&C (*3)	KRW	4.60%	04-Nov-26	220,000	226,314	220,000	221,295
Dongsung D&C (*3)	KRW	4.60%	17-May-27	100,000	100,542	-	-
Subtotal				511,949	561,944	403,047	442,894
Long-term loans, net
Magium Corp. (*4)	KRW	5.00%	31-Mar-27	2,300,000	1,958,880	2,300,000	1,671,780
Total				2,811,949	2,520,824	2,703,047	2,114,674

(*1)	The loan to Eun Jong Choi is a related party transaction.
(*2)	The loan to CubeBio Holdings Ltd. is denominated in USD 33,700 and presented in Korean won for reporting purposes. It is a related party transaction.
(*3)	The loan to Dongsung D&C is denominated in KRW 320,000,000 and presented in Korean won for reporting purposes. The loan to Dongsung D&C is a related party transaction.
(*4)	The loan was classified as long-term as it is not expected to be recovered within 12 months after the June 30, 2026 reporting period. In March 2026, the maturity date of the loan was extended to March 31, 2027, and the Company intends to further extend the maturity by one year in March 2027.

				December 31, 2025
				(In thousands of Korean won)
	Currency	Nominal interest rate	Maturity	Face value	Accrued interest income	Carrying amount
Short-term loan receivable – related parties, net
Eun Jong, Choi (*1)	KRW	4.60%	30-Jun-26	100,000	25,739	125,739
Eun Jong, Choi (*1)	KRW	4.60%	30-Jun-26	40,000	10,296	50,296
CubeBio Holdings., Ltd. (*2)	KRW	4.60%	24-Sep-26	43,047	2,517	45,564
Dongsung D&C	KRW	4.60%	04-Nov-26	220,000	1,295	221,295
Subtotal				403,047	39,847	442,894
Long-term loan receivable, net
Magium Corp. (*3)	KRW	5.00%	31-Mar-27	2,300,000	-	1,671,780
Total				2,703,047	39,847	2,114,674

(*1)	The loan to Eun Jong Choi is a related party transaction.
(*2)	The loan to CubeBio Holdings Ltd. (Affiliate) is denominated in USD 30,000 and presented in Korean won for reporting purposes. It is a related party transaction.
(*3)	The loan was classified as long-term as it is expected not to be recovered within 12 months after the December 31, 2025 reporting period. In March 2026, the maturity date of the loan was extended to March 31, 2027.

				December 31, 2024
				(In thousands of Korean won)
	Currency	Nominal interest rate	Maturity	Face value	Accrued interest income	Carrying amount
Short-term loan receivable – related parties, net
MERITin Corp. (*1)	KRW	6.90%	30-Sep-15	1,803,750	-	-
POEX Holdings Corp. (*2)	KRW	4.60%	24-Feb-20	50,000	-	-
Eun Jong Choi (*3)	KRW	4.60%	30-Jun-25	100,000	21,139	121,139
Eun Jong Choi (*3)	KRW	4.60%	30-Jun-25	40,000	8,456	48,456
CubeBio Holdings., Ltd. (*4)	KRW	4.60%	24-Sep-25	44,100	550	44,650
Subtotal				2,037,850	30,145	214,245
Long-term loan receivable, net
Magium Corp. (*5)	KRW	5.00%	31-Mar-27	2,300,000	-	1,917,960
Total				4,337,850	30,145	2,132,205

(*1)	The Company recognized a full provision for the balance of loan as of December 31, 2015.
(*2)	The Company recognized a full provision for the balance of loan as of December 31, 2020.
(*3)	The loan to Eun Jong Choi is a related party transaction.
(*4)	The loan to CubeBio Holdings., Ltd. (Affiliate) is denominated in USD 30,000 and presented in Korean won for reporting purposes. It is a related party transaction.
(*5)	The loan was classified as long-term as it is expected not to be recovered within 12 months after the December 31, 2024 reporting period. In February 2025, the maturity date of the loan was extended to March 31, 2026.

Changes in loss allowance for expected credit losses on loan receivables

		June 30, 2026
		(In thousands of Korean won)
Short-term loans, net
Beginning of the year	₩	-
Write-off of allowance for doubtful accounts		-
Reclassification of long-term to short-term		-
Ending of the year	₩	-
Long-term loans receivable, net
Beginning of the year	₩	628,220
Other bad debt expenses		-
Reversal of allowance for doubtful accounts		(287,100)
Ending of the period	₩	341,120
Long-term Accrued interest income
Beginning of the year	₩	247,458
Other bad debt expenses		65,379
Ending of the period	₩	312,837

		2025	2024
		(In thousands of Korean won)
Short-term loan receivable – related parties, net
Beginning of the year	₩	1,853,750	1,853,750
Write-off of allowance for doubtful accounts		(1,853,750)	-
Ending of the year	₩	-	1,853,750
Long-term loan receivable, net (*)
Beginning of the year	₩	533,862	952,170
Reversal of allowance for doubtful accounts		-	(489,720)
Other bad debt expenses		341,816	71,412
Ending of the year	₩	875,678	533,862

(*)	Includes allowance for expected credit losses relating to long-term other receivables.